Impairment Reversal (Charge) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ (12.2)	$ 455.5
Mining properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	0.0	(6.8)
Mining properties, Plant and equipment and ROU assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	0.0	426.5
Asset retirement obligations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	0.0	35.8
Exploration Assets held for Sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ (12.2)	$ 0.0